Offerings - Offering: 1	May 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	37,291,113
Proposed Maximum Offering Price per Unit	15.50
Maximum Aggregate Offering Price	$ 578,012,251.50
Fee Rate	0.01531%
Amount of Registration Fee	$ 88,493.68
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (this "Registration Statement") shall also cover any additional shares of common stock of the Registrant ("Common Stock") which become issuable under the AvePoint, Inc. 2021 Equity Incentive Plan (the "2021 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock. (2) Represents shares of Common Stock that were added to the shares authorized for issuance under the 2021 Plan on January 1, 2022, January 1, 2023, January 1, 2024, and January 1, 2025, pursuant to an "evergreen" provision contained in the 2021 Plan. Pursuant to such provision, the number of shares of Common Stock reserved for issuance under the 2021 Plan will automatically increase on January 1st of each year, starting on January 1, 2022 and continuing through January 1, 2031, by the lesser of (a) 5.0% of the total number of shares of the Registrant's common stock outstanding on December 31st of the immediately preceding fiscal year or (b) a lesser number determined by the Registrant's board of directors prior to the applicable January 1st. (3) Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $15.50 per share, which is the average of the high and low prices of Common Stock on April 24, 2025, as reported on the Nasdaq Global Select Market.